9 Other accounts receivable	12 Months Ended
Dec. 31, 2020
Other Receivables
Other accounts receivable
9	Other accounts receivables
		As of December 31,
	Notes	2020	2019
Rental receivables – commercial galleries		6	71
Sales of real estate properties	9.1	22	101
Others accounts receivable – Éxito Group		—	61
Others		6	10
		34	243
Current		34	206
Non-current		—	37

9.1	Sales of real estate properties

On December 13, 2019 and June 22, 2020, the Company sold a total of 9 stores through the Sale and Leaseback agreement executed with SPCV S.A., by signing the “Private Instrument of Real Property Purchase and Sale Commitment”. This transaction is in line with the asset monetization strategy of the Company. Sold stores were located in the States of São Paulo, Paraná, Bahia, Tocantins, Alagoas, Rio de Janeiro and Ceará. The total sale amount of this transaction was R$449, with 71% of the total sale amount received in 2019, 26% received in 2020, and the remaining balance of R$22, will be paid in 2021. The parties executed lease agreements for each real property, on the closing date of the transaction, with a 20-year term, renewable for an equal period, ensuring the continuity of the Company’s operations in the real properties with sustainable financial conditions.